Nature of operations and reorganization (Tables)	12 Months Ended
Dec. 31, 2019
Nature of operations and reorganization
Summary of ownership structure of the subsidiaries and VIE of the Group

			Percentage
			of direct or
			indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Wholly owned subsidiaries of the Company:
Jianpu (Hong Kong) Limited (“Jianpu HK”)	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd. (“RQN”)	August 21, 2017	PRC	100%	Platform Business
VIE of the Company:
Beijing Rongdiandian Information Technology Co., Ltd. (“RDD”)	March 3, 2017	PRC	100%	Platform Business

Schedule of major subsidiaries and consolidated VIEs

			Percentage
			of direct or
			indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Major subsidiaries of the Company:
Jianpu (Hong Kong) Limited	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd.	August 21, 2017	PRC	100%	Platform Business
Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook”)	Acquired in June 2018 (Note 9)	The Cayman Islands	74.61%	Platform Business
Databook (HK) Limited.	Acquired in June 2018 (Note 9)	Hong Kong	74.61%	Platform Business
Hangzhou Magnet Technology Co., Ltd.	Acquired in June 2018 (Note 9)	PRC	74.61%	Platform Business
Beijing Rongsanliuling Information Technology Co., Ltd.	November 5, 2018	PRC	100%	Platform Business
CC Information Limited	Acquired in August 2019	Hong Kong	55%	Platform Business
Major VIEs of the Company:
Beijing Rongdiandian Information Technology Co., Ltd.	March 3, 2017	PRC	100%	Platform Business
Hangzhou Scorpion Technology Co., Ltd.	Acquired in June 2018 (Note 9)	PRC	74.61%	Platform Business
Beijing Kartner Information Technology Co., Ltd. (“KTN”)	Acquired in October 2018 (Note 9)	PRC	100%	Platform Business
Beijing Guangkezhixun Information Technology Co., Ltd.	July 31, 2019	PRC	100%	Platform Business
Subsidiary of VIE:
Shanghai Anguo Insurance Brokerage Co., Ltd.(“Anguo”)	Acquired in December 2019 (Note 9)	PRC	100%	Platform Business

Predecessor
Nature of operations and reorganization
Schedule of total cost and expenses allocated from RONG360

2017
RMB
Cost of revenues	8,081
Sales and marketing expenses	25,049
Research and development expenses	29,940
General and administrative expenses	11,882
Total	74,952

RONG360 Inc.
Nature of operations and reorganization
Summary of ownership structure of the subsidiaries and VIE of the Group

			Percentage
			of direct or
			indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
Parent:
RONG360 Inc.	February 21, 2012	The Cayman Islands		Investment holding
Wholly owned subsidiaries of RONG360:
RONG360 (Hong Kong) Limited (“RONG360 HK”)	February 29, 2012	Hong Kong	100%	Investment holding
Beijing Ronglian Shiji Information Technology Co. Limited (“RLSJ”)	June 25, 2012	PRC	100%	Platform Business and technology-enabled online lending business
Tianjin Rongshiji Information Technology Co. Limited	September 25, 2012	PRC	100%	Platform Business and technology-enabled online lending business
VIE of RONG360:
Beijing Rongshiji Information Technology Co. Limited (“RSJ”)	November 10, 2011	PRC	100%	Platform Business and technology-enabled online lending business

RONG360 Inc. | Predecessor
Nature of operations and reorganization
Schedule of financial information of RONG360's VIE directly attributable to the Predecessor Operations

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Cash and cash equivalents	14,665	6,673	959
Restricted time deposit- current	—	1,000	144
Short-term investment	78,462	—	—
Accounts receivable, net (including amounts billed through RONG360 of nil and nil as of December 31, 2018 and 2019, respectively)	17,269	11,232	1,613
Amount due from the subsidiaries of the Group*	95,876	173,024	24,853
Amount due from related party other than the subsidiaries of the Group	—	34,456	4,949
Prepayments and other current assets	5,807	17,173	2,467
Property and equipment, net	17,589	12,925	1,857
Intangible assets, net	1,111	21,398	3,074
Goodwill	—	7,313	1,050
Restricted cash, time deposit and investment-non-current	—	28,038	4,027
Other non-current assets	1,068	1,107	159
Total assets	231,847	314,339	45,152
Accounts payable	4,256	16,720	2,402
Advances from customers	21,717	164	24
Tax payable	15,116	19,205	2,759
Accrued expenses and other current liabilities	17,963	135,883	19,518
Non-current liabilities	—	5,658	813
Total liabilities	59,052	177,630	25,516

*  The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Total revenues*	408,445	183,003	666,683	95,763
Net income/(loss)	231,781	18,506	(69,972)	(10,051)

*  The transactions are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements were nil,  RMB93,976,  RMB597,022 for the years ended December 31, 2017, 2018 and 2019, respectively.

	For the Year Ended
	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	35,002	28,292	(68,513)	(9,842)
Net cash (used in)/provided by investing activities	(7,076)	(14,453)	31,359	4,504
Net cash (used in)/provided by financing activities	(27,100)	—	30,000	4,309
Net increase/(decrease) in cash and cash equivalents and restricted cash	826	13,839	(7,154)	(1,029)
Cash and cash equivalents and restricted cash at beginning of the year	—	826	14,665	2,106
Cash and cash equivalents and restricted cash at end of the year	826	14,665	7,511	1,077